Related Parties - Sponsor	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Related Parties - Sponsor

3.    Related Parties - Sponsor

The Sponsor receives an annual fee equal to 0.33% of NAV of the Fund, calculated on a daily basis.

The Sponsor is responsible for the payment of all ordinary fees and expenses of the Fund, including but not limited to the following: fees charged by the Fund’s administrator, custodian, index provider, marketing agent and trustee; exchange listing fees; typical maintenance and transaction fees of The Depository Trust Company; SEC registration fees; printing and mailing costs; audit fees and expenses; and legal fees not in excess of $100,000 per annum and expenses and applicable license fees. The Sponsor is not, however, required to pay any extraordinary expenses incurred in the ordinary course of the Fund’s business as outlined in the Sponsor’s agreement with the Trust.

4.     Related Parties - Sponsor

The Sponsor will receive an annual fee equal to 0.33% of NAV of the Fund, calculated on a daily basis.

The Sponsor is responsible for the payment of all ordinary fees and expenses of the Fund, including but not limited to the following: fees charged by the Fund’s administrator, custodian, index provider, marketing agent and trustee; exchange listing fees; typical maintenance and transaction fees of The Depository Trust Company; SEC registration fees; printing and mailing costs; audit fees and expenses; and legal fees not in excess of $100,000 per annum and expenses and applicable license fees. The Sponsor is not, however, required to pay any extraordinary expenses incurred in the ordinary course of the Fund’s business as outlined in the Sponsor’s agreement with the Trust.

SPDR Long Dollar Gold Trust [Member]
Related Parties - Sponsor

3.    Related Parties - Sponsor

The Sponsor receives an annual fee equal to 0.33% of NAV of the Fund, calculated on a daily basis.

The Sponsor is responsible for the payment of all ordinary fees and expenses of the Fund, including but not limited to the following: fees charged by the Fund’s administrator, custodian, index provider, marketing agent and trustee; exchange listing fees; typical maintenance and transaction fees of The Depository Trust Company; SEC registration fees; printing and mailing costs; audit fees and expenses; and legal fees not in excess of $100,000 per annum and expenses and applicable license fees. The Sponsor is not, however, required to pay any extraordinary expenses incurred in the ordinary course of the Fund’s business as outlined in the Sponsor’s agreement with the Trust.

4.     Related Parties - Sponsor

The Sponsor will receive an annual fee equal to 0.33% of NAV of the Fund, calculated on a daily basis.

The Sponsor is responsible for the payment of all ordinary fees and expenses of the Fund, including but not limited to the following: fees charged by the Fund’s administrator, custodian, index provider, marketing agent and trustee; exchange listing fees; typical maintenance and transaction fees of The Depository Trust Company; SEC registration fees; printing and mailing costs; audit fees and expenses; and legal fees not in excess of $100,000 per annum and expenses and applicable license fees. The Sponsor is not, however, required to pay any extraordinary expenses incurred in the ordinary course of the Fund’s business as outlined in the Sponsor’s agreement with the Trust.

The Gold Trust [Member]
Related Parties - Sponsor

4.    Related Parties—Sponsor

The Sponsor will be entitled to an annual fee expressed as a percentage of the average daily net assets of the Fund. The amount of the fee has not yet been determined.

Except for the fees payable to the Sponsor, which will be paid by the Fund, the Sponsor is responsible for the payment of all ordinary fees and expenses of the Fund, including but not limited to the following: fees charged by the Fund’s administrator, custodian, marketing agent and trustee, exchange listing fees, typical maintenance and transaction fees of The Depository Trust Company, registration fees of the Securities and Exchange Commission, printing and mailing costs, audit fees and expenses, legal fees not in excess of $100,000 per annum and applicable license fees. The Sponsor is not, however, required to pay any extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund’s organizational and offering costs are borne by the Sponsor and, as such, are the sole responsibility of the Sponsor. The Sponsor will not seek reimbursement or otherwise require the Fund, the Trust, the Trustee or any Shareholder to assume any liability, duty or obligation in connection with any such organizational and offering costs.